Consolidated Statements of Comprehensive Income (Loss) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Revenue	₩ 23,475,567	₩ 24,336,571	₩ 27,790,216
Cost of sales	(21,607,240)	(21,251,305)	(22,424,661)
Gross profit	1,868,327	3,085,266	5,365,555
Selling expenses	(1,057,753)	(834,062)	(994,483)
Administrative expenses	(947,978)	(938,214)	(696,022)
Research and development expenses	(1,221,978)	(1,221,198)	(1,213,432)
Other income	1,267,251	1,004,137	1,081,746
Other expenses	(3,097,743)	(1,115,233)	(1,230,455)
Finance income	276,732	254,131	279,019
Finance costs	(443,247)	(326,893)	(268,856)
Equity in income of equity accounted investees, net	12,147	700	9,560
Profit (loss) before income tax	(3,344,242)	(91,366)	2,332,632
Income tax expense (benefit)	(472,164)	88,077	395,580
Profit (loss) for the year	(2,872,078)	(179,443)	1,937,052
Other comprehensive income (loss) Items that will never be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	128,640	5,690	(16,260)
Other comprehensive income (loss) from associates	238	20	441
Related income tax	(35,235)	(1,169)	9,259
Items that will never be reclassified to profit or loss	93,643	4,541	(6,560)
Other comprehensive income (loss), Items that are or may be reclassified to profit or loss
Foreign currency translation differences for foreign operations	106,690	(19,987)	(231,738)
Other comprehensive income from associates	3,925	37	905
Items that are or may be reclassified to profit or loss	110,615	(19,950)	(230,833)
Other comprehensive income (loss) for the year, net of income tax	204,258	(15,409)	(237,393)
Total comprehensive income (loss) for the year	(2,667,820)	(194,852)	1,699,659
Profit (loss) attributable to:
Owners of the Controlling Company	(2,829,705)	(207,239)	1,802,756
Non-controlling interests	(42,373)	27,796	134,296
Profit (loss) for the year	(2,872,078)	(179,443)	1,937,052
Total comprehensive income (loss) attributable to:
Owners of the Controlling Company	(2,636,948)	(215,386)	1,596,394
Non-controlling interests	(30,872)	20,534	103,265
Total comprehensive income (loss) for the year	₩ (2,667,820)	₩ (194,852)	₩ 1,699,659
Earnings (loss) per share (in won)
Basic and diluted earnings (loss) per share	₩ (7,908)	₩ (579)	₩ 5,038